FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Schedule of net unrealized profit (loss) on open forward and futures contracts by the fair value hierarchy levels

2013

Net unrealized profit (loss)
on open contracts	Total	Level I	Level II	Level III

Futures
Long	$3,021,850	$2,701,133	$320,717	$—
Short	3,327,517	3,920,111	(592,594)	—
	$6,349,367	$6,621,244	$(271,877)	$—

Forwards
Long	$349,522	$—	$349,522	$—
Short	504,714	—	504,714	—
	$854,236	$—	$854,236	$—

December 31, 2013	$7,203,603	$6,621,244	$582,359	$—

2012

Net unrealized profit (loss)
on open contracts	Total	Level I	Level II	Level III

Futures
Long	$2,436,006	$2,480,431	$(44,425)	$—
Short	708,894	1,416,965	(708,071)	—
	$3,144,900	$3,897,396	$(752,496)	$—

Forwards
Long	$27,838	$—	$27,838	$—
Short	627,398	—	627,398	—
	$655,236	$—	$655,236	$—

December 31, 2012	$3,800,136	$3,897,396	$(97,260)	$—

Schedule of the trading profits and losses, before brokerage commissions, by commodity industry sector, on derivative instruments

Commodity Industry	December 31, 2013	December 31, 2012	December 31, 2011
Sector	Profit (loss) from trading, Net	Profit (loss) from trading, Net	Profit (loss) from trading, Net

Agriculture	$3,640,588	$(2,510,922)	$(7,968,416)
Currencies	(4,843,485)	(5,694,277)	(1,897,906)
Energy	(18,787,514)	(4,842,480)	6,595,182
Interest rates	(16,906,536)	10,688,895	43,093,225
Metals	10,406,240	(14,676,939)	(6,157,884)
Stock indices	21,667,592	(8,088,208)	(5,939,394)

Total	$(4,823,115)	$(25,123,931)	$27,724,807